Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Net Income and Total Assets	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
	June 30, 2026	December 31, 2025
Cash and marketable securities held in Trust Account	$247,682,183	$243,358,236
Cash	$23,197	$250,079
	For the Three Months Ended June 30,		For The Six Months Ended June 30,
	2026	2025	2026	2025
General and administrative expenses	$1,011,804	$175,476	$1,206,332	$383,373
Interest earned on cash and marketable securities held in Trust Account	$2,174,571	$2,544,350	$4,323,947	$4,940,148
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
	December 31, 2025	December 31, 2024
Cash and marketable securities held in Trust Account	$243,358,236	$233,538,339
Cash	$250,079	$935,701
	For the Year Ended December 31, 2025	For the period from May 13, 2024 (Inception) through December, 2024
General and administrative expenses	$909,063	$173,185
Interest earned on cash and marketable securities held in Trust Account	$9,819,897	$2,281,141